SHAREHOLDERS' EQUITY - Common Stock Shares (Details) - $ / shares	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 20, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	1,000	1,000				1,000
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01				$ 0.01
Common shares, shares issued (in shares)	1	1				1
Common shares, shares outstanding (in shares)	1	1				1
ITHAX ACQUISITION CORP.
Class of Stock [Line Items]
Number of Class A common stock issued upon conversion of each share (in shares)	1
Common Stock
Class of Stock [Line Items]
Common shares, shares outstanding (in shares)		1		1	1	1	1
Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	1,000	1,000
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, shares issued (in shares)	1	1
Common shares, shares outstanding (in shares)	1	1
Class A Common Stock | ITHAX ACQUISITION CORP.
Class of Stock [Line Items]
Common shares, par value (in dollars per share)	$ 0.001		$ 0.001
Class A Common Stock | Common Stock | ITHAX ACQUISITION CORP.
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	100,000,000	100,000,000				100,000,000
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001				$ 0.001
Common shares, shares issued (in shares)	675,000	675,000				0
Common shares, shares outstanding (in shares)	675,000	675,000				0
Class A Common Stock Subject to Redemption | ITHAX ACQUISITION CORP.
Class of Stock [Line Items]
Class A common stock subject to possible redemption, outstanding (in shares)	24,150,000	24,150,000				0
Class A Common Stock Subject to Redemption | Common Stock | ITHAX ACQUISITION CORP.
Class of Stock [Line Items]
Class A common stock subject to possible redemption, outstanding (in shares)	24,150,000	24,150,000
Class A Common Stock Not Subject to Redemption | ITHAX ACQUISITION CORP.
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	100,000,000	100,000,000				100,000,000
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001				$ 0.001
Common shares, shares issued (in shares)	675,000	675,000				0
Common shares, shares outstanding (in shares)	675,000	675,000				0
Class A common stock subject to possible redemption, outstanding (in shares)	24,150,000	24,150,000
Class B Common Stock | ITHAX ACQUISITION CORP.
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	10,000,000	10,000,000				10,000,000
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001			$ 0.001
Common shares, shares issued (in shares)	6,037,500	6,037,500				6,037,500
Common shares, shares outstanding (in shares)	6,037,500	6,037,500				6,037,500
Class B Common Stock | Common Stock | ITHAX ACQUISITION CORP.
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	10,000,000	10,000,000				10,000,000
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001				$ 0.001
Common shares, shares issued (in shares)	6,037,500	6,037,500				6,037,500
Common shares, shares outstanding (in shares)	6,037,500	6,037,500				6,037,500